Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) € in Thousands	Jun. 30, 2016 EUR (€)
2017	€ 100
2018	2,419
2019	116
2020	83
Total	€ 2,718